Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Loss before Income Taxes
The components of the net loss before income taxes, determined by jurisdiction, for the years ended December 31, 2021 and 2020 were as follows (in thousands):

	Year Ended December 31,
	2021	2020
United States	$(339,094)	$(14,294)
Foreign	817	350

Loss before income taxes	$(338,277)	$(13,944)

Schedule of Provision for Income Taxes
The provision for income taxes for the years ended December 31, 2021 and 2020 were as follows (in thousands):

	Year Ended December 31,
	2021	2020
Current
State	$22	$8
International	146	69

Total current tax expense	168	77
United States	—	—
International	(385)	—

Total deferred tax expense	(385)	—

Total tax expense	$(217)	$77

Schedule of Deferred Tax Assets
The components of the deferred tax assets for the years ended December 31, 2021 and 2020 consisted of the following (in thousands):

	Year Ended December 31,
	2021	2020
Deferred tax assets:
Net operating loss carryforwards	$41,555	$29,734
Research and development credits carryforward	6,858	5,009
Accruals	317	988
Other	348	62
Interest expense carryforward	562	566
Fixed assets	112	128
Stock-based compensation	10,580	604

Total deferred tax assets	$60,332	$37,091

Less: valuation allowance	(56,344)	(35,023)
Deferred tax liabilities:
Intangibles	(3,214)	(1,876)
Deferred commissions	(389)	(192)

Total deferred tax liabilities	(3,603)	(2,068)

Net deferred tax assets	$385	$—

Schedule of Valuation Allowance Deferred Tax Assets
The table below presents the changes in the valuation allowance for deferred tax assets for the years ended December 31, 2021 and 2020 (in thousands):

Description	Balance at beginning of period	Additions charges to costs and expenses	Write-offs and deductions	Balance at end of period
Valuation allowance for deferred tax assets
For the Year Ended December 31, 2021	35,023	21,321	—	56,344
For the Year Ended December 31, 2020	31,081	3,942	—	35,023

Summary of Net Operating Loss Credit Carryforwards
Net operating loss and tax credit carryforwards as of December 31, 2021 were as follows (in thousands):

	Amount	Expiration Years
NOLs, federal (Post December 31, 2017)	$108,007	Do Not Expire
NOLs, federal (Pre January 1, 2018)	61,397	12/31/2031
NOLs, state	89,392	12/31/2032
Tax credits, federal	7,378	12/31/2032
Tax credits, state	$5,130	Do Not Expire

Schedule of Effective Income Tax Rate Reconciliation
The effective tax rate of the Company’s provision for income taxes differed from the federal statutory rate as of December 31, 2021 and 2020, and was as follows:

	Year Ended December 31,
	2021	2020
Statutory federal income benefit rate	21.0%	21.0%
State income tax rate	1.1	7.0
Change in valuation allowance	(6.3)	(28.3)
Research and development credits	0.3	2.9
Other	(4.2)	(0.8)
Convertible notes — nondeductible	—	(1.6)
Stock-based compensation	(0.2)	(0.9)
Change in fair value of contingent earn-out liability	(8.7)	—
Change in fair value of warrants liabilities	(3.0)	—
Foreign rate differential	0.1	—

Effective tax rate	0.1%	(0.6)%

Schedule of Unrecognized Tax Benefits
A reconciliation of the Company’s unrecognized tax benefits for the years ended December 31, 2021 and 2020, was as follows (in thousands):

	Year Ended December 31,
	2021	2020
Unrecognized tax benefits — beginning	$3,662	$2,906
Gross Increases — prior-year unrecognized tax benefits	—	—
Gross Increases — current-year unrecognized tax benefits	1,341	756

Unrecognized tax benefits — ending	$5,003	$3,662